UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09521

AMG FUNDS

(Exact name of registrant as specified in charter)

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Address of principal executive offices) (Zip code)

AMG Funds LLC

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: February 28th

Date of reporting period: NOVEMBER 30, 2017             (3rd Quarter End Portfolio Holdings)

Item 1.	SCHEDULE OF INVESTMENTS.

AMG Systematic Mid Cap Value Fund Schedule of Portfolio Investments (unaudited) November 30, 2017

	Shares	Value
Common Stocks - 98.1%
Consumer Discretionary - 13.6%
Aramark	22,945	$977,457
Burlington Stores, Inc. *	13,020	1,384,937
Caesars Entertainment Corp. *	126,030	1,669,898
The Children’s Place, Inc. [1]	9,105	1,210,055
Lions Gate Entertainment Corp., Class B *	43,100	1,337,824
Meredith Corp.	10,340	704,671
PVH Corp.	11,226	1,510,458
Ralph Lauren Corp.	6,020	572,803
Toll Brothers, Inc.	28,310	1,424,842
Visteon Corp. *	3,352	441,425
Wolverine World Wide, Inc.	32,765	949,202
Total Consumer Discretionary		12,183,572
Consumer Staples - 5.8%
Nomad Foods, Ltd. (United Kingdom) *	68,260	1,121,512
Pinnacle Foods, Inc.	32,925	1,917,223
Tyson Foods, Inc., Class A	14,825	1,219,356
US Foods Holding Corp. *	33,795	984,110
Total Consumer Staples		5,242,201
Energy - 9.7%
Arch Coal, Inc., Class A [1]	11,205	925,085
Energen Corp. *	40,910	2,309,778
Hess Corp.	21,125	969,215
Precision Drilling Corp. (Canada) *	383,945	1,075,046
SM Energy Co.	45,605	941,287
Targa Resources Corp.	15,610	677,474
WPX Energy, Inc. *	144,740	1,833,856
Total Energy		8,731,741
Financials - 17.7%
Athene Holding, Ltd., Class A *	17,500	841,225
Citizens Financial Group, Inc.	69,415	2,825,190
CNA Financial Corp.	7,845	426,611
Comerica, Inc.	25,260	2,104,411
E*TRADE Financial Corp. *	19,640	945,470
FNB Corp.	85,185	1,208,775
The Hartford Financial Services Group, Inc.	30,680	1,762,259
KeyCorp	41,720	791,846
Lazard, Ltd., Class A	36,505	1,797,871
Loews Corp.	21,900	1,101,132
Synchrony Financial	17,385	623,948

	Shares	Value
Unum Group	26,315	$1,489,955
Total Financials		15,918,693
Health Care - 5.4%
Allscripts Healthcare Solutions, Inc. *	69,810	998,283
Baxter International, Inc.	9,970	653,334
HealthSouth Corp.	14,550	726,772
ICON PLC (Ireland) *	4,460	520,973
PerkinElmer, Inc.	4,505	331,928
Perrigo Co. PLC (Ireland)	11,730	1,022,973
QIAGEN, N.V. (Netherlands)	19,075	608,493
Total Health Care		4,862,756
Industrials - 11.0%
ABM Industries, Inc.	4,335	185,538
Atlas Air Worldwide Holdings, Inc. *	7,280	420,420
CNH Industrial N.V. (United Kingdom)	62,025	806,325
Cummins, Inc.	2,785	466,209
GATX Corp.	10,610	670,022
JELD-WEN Holding, Inc. *	13,740	537,371
JetBlue Airways Corp. *	41,365	888,107
KBR, Inc. [1]	108,735	2,038,781
Terex Corp.	37,770	1,766,125
Triton International, Ltd. (Bermuda)	34,780	1,376,245
United Rentals, Inc. *	4,650	741,582
Total Industrials		9,896,725
Information Technology - 9.4%
Belden, Inc.	21,765	1,843,278
Lam Research Corp.	1,927	370,620
Leidos Holdings, Inc.	12,160	773,011
Micron Technology, Inc. *	14,125	598,759
Microsemi Corp. *	22,780	1,203,923
NetApp, Inc.	16,495	932,133
Orbotech, Ltd. (Israel) *	9,370	474,684
Teradyne, Inc.	13,530	547,559
Twitter, Inc. *	49,785	1,024,575
Verint Systems, Inc. *	9,255	404,906
Xilinx, Inc.	4,130	287,076
Total Information Technology		8,460,524
Materials - 7.3%
Alcoa Corp. *	26,130	1,084,656
Avery Dennison Corp.	4,930	562,612
Hudbay Minerals, Inc. (Canada)	70,870	513,808

AMG Systematic Mid Cap Value Fund Schedule of Portfolio Investments (continued)

	Shares	Value
Materials - 7.3% (continued)
Huntsman Corp.	38,460	$1,229,182
Newmont Mining Corp.	27,655	1,022,958
Venator Materials PLC (United Kingdom) *	41,400	910,800
WestRock Co.	20,135	1,256,625
Total Materials		6,580,641
Real Estate - 10.8%
CBRE Group, Inc., Class A *	21,728	942,126
Digital Realty Trust, Inc., REIT	4,689	547,206
EPR Properties, REIT	10,435	707,702
Gaming and Leisure Properties, Inc., REIT	25,040	909,453
Host Hotels & Resorts, Inc., REIT	71,610	1,417,162
Liberty Property Trust, REIT	39,195	1,759,072
Medical Properties Trust, Inc., REIT	107,405	1,470,374
Piedmont Office Realty Trust, Inc., Class A, REIT	60,320	1,202,781
SL Green Realty Corp., REIT	6,965	712,032
Total Real Estate		9,667,908
Utilities - 7.4%
Ameren Corp.	10,160	649,834
Entergy Corp.	20,395	1,763,760
Exelon Corp.	32,511	1,356,034
Public Service Enterprise Group, Inc.	53,875	2,858,607
Total Utilities		6,628,235
Total Common Stocks (Cost $75,558,532)		88,172,996

	Principal Amount
Short-Term Investments - 5.8%
Joint Repurchase Agreements - 3.4%[2]
Bank of Montreal, dated 11/30/17, due 12/01/17, 1.030% total to be received $1,000,029 (collateralized by various U.S. Government Agency Obligations, 0.000% - 3.000%, 03/29/18 - 02/15/47, totaling $1,020,001)	$1,000,000	1,000,000

	Principal Amount	Value
Citigroup Global Markets, Inc., dated 11/30/17, due 12/01/17, 1.050% total to be received $1,000,029 (collateralized by various U.S. Government Agency Obligations, 0.000% - 8.500%, 03/15/18 - 10/01/53, totaling $1,020,000)	$1,000,000	$1,000,000
Daiwa Capital Markets America, dated 11/30/17, due 12/01/17, 1.060% total to be received $1,000,029 (collateralized by various U.S. Government Agency Obligations, 0.000% - 6.500%, 12/07/17 - 12/01/51, totaling $1,020,000)	1,000,000	1,000,000
JPMorgan Securities LLC, dated 11/30/17, due 12/01/17, 1.040% total to be received $8,528 (collateralized by various U.S. Government Agency Obligations, 1.375% - 2.750%, 10/31/20 - 05/15/46, totaling $8,699)	8,528	8,528
Total Joint Repurchase Agreements		3,008,528

	Shares
Other Investment Companies - 2.4%
Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.96%[3]	2,151,542	2,151,542
Total Short-Term Investments (Cost $5,160,070)		5,160,070
Total Investments - 103.9% (Cost $80,718,602)		93,333,066
Other Assets, less Liabilities - (3.9)%		(3,481,195)
Net Assets - 100.0%		$89,851,871

*	Non-income producing security.
[1]	Some or all of these securities, amounting to $2,958,747 or 3.3% of net assets, were out on loan to various brokers.
[2]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[3]	Yield shown represents the November 30, 2017, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

REIT Real Estate Investment Trust

AMG Systematic Mid Cap Value Fund Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of November 30, 2017:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$88,172,996	—	—	$88,172,996
Short-Term Investments
Joint Repurchase Agreements	—	$3,008,528	—	3,008,528
Other Investment Companies	2,151,542	—	—	2,151,542

Total Investments in Securities	$90,324,538	$3,008,528	—	$93,333,066

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

As of November 30, 2017, the Fund had no transfers between levels from the beginning of the reporting period.

Notes to Schedules of Portfolio of Investments (unaudited)

VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “exchange mean price”). Equity securities traded in the over-the-counter market (other than NMS securities) are valued at the exchange mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

The Fund’s portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Funds LLC (the “Investment Manager”) are the committees appointed by the Board to make fair value determinations. The Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Fund, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in a Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

FAIR VALUE MEASUREMENTS

Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, fair valued securities with observable inputs)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period.

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMG FUNDS

By:	/s/ Jeffrey T. Cerutti
Jeffrey T. Cerutti, Principal Executive Officer

Date: January 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jeffrey T. Cerutti
Jeffrey T. Cerutti, Principal Executive Officer

Date: January 26, 2018

By:	/s/ Thomas Disbrow
Thomas Disbrow, Principal Financial Officer

Date: January 26, 2018